Events After the Reporting Period	12 Months Ended
Dec. 31, 2023
Events After the Reporting Period [Abstract]
Events after the reporting period

24. Events after the reporting period

These consolidated financial statements were approved by management and available for issuance on April 30, 2024.

Apart from the events as disclosed elsewhere in the consolidated financial statements, the Group did not have any other material events after the reporting period.